Unearned Premiums (Tables)	12 Months Ended
Dec. 31, 2020
Unearned Premiums [Abstract]
Schedule of unearned premiums
	2020			2019			2018
	Gross	Reinsurers’ share	Net	Gross	Reinsurers’ share	Net	Gross	Reinsurers’ share	Net
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Opening balance	206,214	(33,917)	172,297	168,255	(32,567)	135,688	156,694	(41,127)	115,567
Premiums written	467,273	(128,863)	338,410	349,292	(97,139)	252,153	301,618	(98,188)	203,430
Premiums earned	(396,219)	112,703	(283,516)	(311,333)	95,789	(215,544)	(290,057)	106,748	(183,309)
	277,268	(50,077)	227,191	206,214	(33,917)	172,297	168,255	(32,567)	135,688